Marketable Securities	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Investments, Debt and Equity Securities [Abstract]
Marketable Securities

Note 7. Marketable Securities

All of the Company’s marketable securities are classified as available-for-sale. The amortized cost, gross unrealized gains, gross unrealized losses, and fair value of the Company’s marketable securities, by major security type, were as follows (in thousands):

	As of March 31, 2025
	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
Commercial paper	$—	$—	$—	$—
U.S. Treasuries	79,348	46	(33)	79,361
U.S. Government agency bonds	69,320	40	(54)	69,306
Corporate bonds	55,451	97	—	55,548
Total marketable securities	$204,119	$183	$(87)	$204,215

Marketable securities are recorded in the following Consolidated Balance Sheets captions:
Cash and cash equivalents				$13,846
Marketable securities				190,369
Total marketable securities				$204,215

	As of December 31, 2024
	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
Commercial paper	$1,494	$—	$—	$1,494
U.S. Treasuries	61,891	19	(53)	61,857
U.S. Government agency bonds	93,987	89	(98)	93,978
Corporate bonds	74,937	148	(1)	75,084
Total marketable securities	$232,309	$256	$(152)	$232,413

Marketable securities are recorded in the following Consolidated Balance Sheets captions:
Marketable securities				232,413
Total marketable securities				$232,413

The following tables show the fair value and gross unrealized losses of the Company’s marketable securities, with unrealized losses that are not deemed to be other-than-temporary, aggregated by major security type and length of time that the individual securities have been in a continuous unrealized loss position (in thousands):

	Less Than 12 Months
As of March 31, 2025	Fair Value	Unrealized Losses
Commercial paper	$—	$—
U.S. Treasuries	50,362	(33)
U.S. Government agency bonds	37,561	(54)
Corporate bonds	5,459	—
Total	$93,382	$(87)

	Less Than 12 Months
As of December 31, 2024	Fair Value	Unrealized Losses
U.S. Treasuries	$35,085	$(53)
U.S. Government agency bonds	32,148	(98)
Corporate bonds	7,415	(1)
Total	$74,648	$(152)

The Company did not have any individual securities in a continuous loss position for greater than 12 months, and there were no individual securities that were in a significant unrealized loss position as of March 31, 2025. For marketable securities in an unrealized loss position, the Company does not intend to sell them, it is not more likely than not that the Company will be required to sell them before recovery of their amortized cost bases, and the unrealized losses are not credit related. Accordingly, the Company has not recorded any impairment losses or a credit loss allowance.

During the first quarter of 2025, the Company sold $8.3 million of marketable securities. Realized gains related to the sale were not material.

At March 31, 2025 and December 31, 2024, the Company had $1.5 million and $1.6 million, respectively, of accrued interest receivable on its marketable securities.

The following table summarizes the contractual maturities of the Company’s marketable securities (in thousands):

	As of March 31, 2025		As of December 31, 2024
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Due within one year	$164,508	$164,591	$197,141	$197,306
Due in one to two years	39,611	39,624	35,168	35,107
Total	$204,119	$204,215	$232,309	$232,413

Note 5. Marketable Securities

The amortized cost, gross unrealized gains, gross unrealized losses, and fair value of the Company’s marketable securities by major security type were as follows (in thousands):

	As of December 31, 2024
	Amortized cost	Unrealized Gains	Unrealized Losses	Fair Value
Commercial paper	$1,494	$—	$—	$1,494
U.S. Treasuries	61,891	19	(53)	61,857
U.S. Government agency bonds	93,987	89	(98)	93,978
Corporate bonds	74,937	148	(1)	75,084
Total marketable securities	$232,309	$256	$(152)	$232,413

Marketable securities are reported in the following Consolidated Balance Sheets captions:

Marketable securities	$232,413
Total marketable securities	$232,413

	As of December 31, 2023
	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
Commercial paper	$53,482	$23	$(12)	$53,493
U.S. Treasuries	4,896	1	—	4,897
U.S. Government agency bonds	28,366	39	(7)	28,398
Corporate bonds	66,726	289	(8)	67,007
Total marketable securities	$153,470	$352	$(27)	$153,795

Marketable securities are recorded in the following Consolidated Balance Sheets captions:

Cash and cash equivalents	$6,893
Marketable securities	146,902
Total marketable securities	$153,795

The following table shows the fair value and gross unrealized losses of the Company’s available-for-sale securities with unrealized losses that are not deemed to be other-than-temporary, aggregated by major security type and length of time that the individual securities have been in a continuous unrealized loss position (in thousands):

	Less Than 12 Months
As of December 31, 2024	Fair Value	Unrealized Losses
U.S. Treasuries	$35,085	$(53)
U.S. Government agency bonds	32,148	(98)
Corporate bonds	7,415	(1)
Total	$74,648	$(152)

	Less Than 12 Months
As of December 31, 2023	Fair Value	Unrealized Losses
Commercial paper	$32,137	$(12)
U.S. Government agency bonds	15,861	(7)
Corporate bonds	8,367	(8)
Total	$56,365	$(27)

The Company did not have any individual securities in a continuous loss position for greater than 12 months, and there were no individual securities that were in a significant unrealized loss position as of December 31, 2024 or 2023. For marketable securities in an unrealized loss position, the Company does not intend to sell them before recovery of their amortized cost bases, it is not more likely than not that the Company will be required to sell them before recovery of their amortized cost bases, and the unrealized losses are not credit related. Accordingly, the Company has not recorded any impairment losses or a credit loss allowance.

The Company did not sell any marketable securities or record any realized gains or losses for the years ended December 31, 2024 and 2023. At December 31, 2024 and 2023, the Company had $1.6 million and $1.0 million of accrued interest receivable on its marketable securities, respectively.

The following table summarizes the contractual maturities of the Company’s marketable securities (in thousands):

	As of December 31, 2024		As of December 31, 2023
	Amortized cost	Fair Value	Amortized Cost	Fair Value
Due within one year	$197,141	$197,306	$95,188	$95,232
Due in one to two years	35,168	35,107	58,282	58,563
Total	$232,309	$232,413	$153,470	$153,795